Operating loans and long-term debt (Tables)	12 Months Ended
Dec. 31, 2023
Operating Loans and Long-Term Debt [Abstract]
Schedule of long-term debt

As at	December 31, 2023	December 31, 2022
Senior notes due October 2024; interest at 4.35%	$300	$300
Term loan due July 2025; floating interest rate	200	200
	500	500
Less: deferred financing costs	(1)	(1)
Less: current portion	(300)	—
	$199	$499